COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - Governmental Investigations [Member] $ in Thousands		1 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2005 item
Loss Contingencies [Line Items]
Number of aspects of the DOJ investigation requiring the production of documents | item		1
Consent executed to judgment in favor of SEC as a part of the resolution of investigations	$ 1,500
Additional amount paid under the non-prosecution agreement entered into with the DOJ	$ 1,500
Period for which the company agreed to undertake reporting obligation under the non-prosecution agreement entered into with the DOJ	3 years
Maximum [Member]
Loss Contingencies [Line Items]
Maximum reporting obligation period	4 years